Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098 Telephone (215) 564-8000 Fax (215) 564-8120

Amy C. Fitzsimmons AFitzsimmons@stradley.com 215-564-8711

October 28, 2009

FILED VIA EDGAR Filing Desk U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

RE: UBS Relationship Funds File No. 811-09036

Ladies and Gentlemen:

     Pursuant to Rule 8b-15 under the Investment Company Act of 1940, as amended (the “1940 Act”), submitted electronically via the EDGAR system, please find enclosed Amendment No. 37 (the “Amendment”) to the Registration Statement of UBS Relationship Funds (the “Trust”) on Form N-1A.

     The Amendment is being filed to amend and supplement the Trust's Registration Statement, as pertaining to the Parts A of the UBS Global Securities Relationship Fund, UBS Large-Cap Select Equity Relationship Fund, UBS U.S. Equity Alpha Relationship Fund, UBS U.S. Equity Alpha Value Relationship Fund, UBS U.S. Large Cap Equity Relationship Fund and UBS U.S. Large-Cap Value Equity Relationship Fund series of the Trust and the Part B only as it relates to the UBS Global Securities Relationship Fund, UBS Global (ex-U.S.) All Cap Growth Relationship Fund, UBS Large-Cap Select Equity Relationship Fund, UBS U.S. Equity Alpha Relationship Fund, UBS U.S. Equity Alpha Value Relationship Fund, UBS U.S. Large Cap Equity Relationship Fund and UBS U.S. Large-Cap Value Equity Relationship Fund series of the Trust.

     Please direct questions or comments relating to the Amendment to me at the number above.

Very truly yours, /s/ Amy C. Fitzsimmons Amy C. Fitzsimmons

Philadelphia, PAl Malvern, PAl Wilmington, DEl Cherry Hill, NJl Washington, DC A Pennsylvania Limited Liability Partnership